UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-6501

Name of Fund:  BlackRock MuniYield Michigan Insured Fund II, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock MuniYield Michigan Insured Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments


BlackRock MuniYield Michigan Insured Fund II, Inc.


Schedule of Investments as of January 31, 2007                                                                     (in Thousands)

         Face
       Amount   Municipal Bonds                                                                                          Value
Michigan - 138.6%

   $    2,400   Adrian, Michigan, City School District, GO, 5% due 5/01/2034 (d)                                      $     2,507

        2,000   Anchor Bay, Michigan, School District, School Building and Site, GO, Series I, 6% due
                5/01/2009 (c)(f)                                                                                            2,097

        3,165   Anchor Bay, Michigan, School District, School Building and Site, GO, Series II, 5.75% due
                5/01/2010 (c)(f)                                                                                            3,355

        2,275   Bay City, Michigan, School District, School Building and Site, GO, 5% due 5/01/2031 (d)                     2,404

        2,150   Bullock Creek, Michigan, School District, GO, 5.50% due 5/01/2010 (e)(f)                                    2,263

        1,000   Central Montcalm, Michigan, Public Schools, GO, 5.75% due 5/01/2009 (e)(f)                                  1,043

        3,850   Charlotte, Michigan, Public School District, GO, 5.375% due 5/01/2009 (c)(f)                                3,985

        2,420   Delta County, Michigan, Economic Development Corporation, Environmental Improvement Revenue
                Refunding Bonds (Mead Westvaco-Escanaba), Series A, 6.25% due 4/15/2012 (f)                                 2,693

        2,000   Detroit, Michigan, City School District, GO (School Building and Site Improvement), Refunding,
                Series A, 5% due 5/01/2021 (d)                                                                              2,113

        2,000   Detroit, Michigan, City School District, GO (School Building and Site Improvement), Series A, 5%
                due 5/01/2013 (c)(f)                                                                                        2,132

        1,480   Detroit, Michigan, City School District, GO (School Building and Site Improvement), Series A,
                5.375% due 5/01/2013 (c)(f)                                                                                 1,609

        1,900   Detroit, Michigan, City School District, GO (School Building and Site Improvement), Series B, 5%
                due 5/01/2028 (c)                                                                                           1,969

        1,780   Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien, Series B, 5% due 7/01/2013 (e)(f)        1,901

        2,620   Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien, Series B, 5% due 7/01/2034 (e)           2,717

        4,600   Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series A, 5% due 7/01/2034 (e)           4,771

        2,000   Detroit, Michigan, Water Supply System Revenue Bonds, Series B, 5.25% due 7/01/2013 (e)(f)                  2,164

        2,500   Dickinson County, Michigan, Economic Development Corporation, Environmental Improvement Revenue
                Refunding Bonds (International Paper Company Project), Series A, 5.75% due 6/01/2016                        2,660

        2,170   Dickinson County, Michigan, Healthcare System, Hospital Revenue Refunding Bonds, 5.80%
                due 11/01/2024 (h)                                                                                          2,273

        1,610   East Grand Rapids, Michigan, Public School District, GO, 5.75% due 5/01/2009 (d)(f)                         1,679

        6,300   East Grand Rapids, Michigan, Public School District, GO, 6% due 5/01/2009 (d)(f)                            6,605


Portfolio Abbreviations


To simplify the listings of BlackRock MuniYield Michigan Insured Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
COP          Certificates of Participation
DRIVERS      Derivative Inverse Tax-Exempt Receipts
GO           General Obligation Bonds
HDA          Housing Development Authority
M/F          Multi-Family
RIB          Residual Interest Bonds



BlackRock MuniYield Michigan Insured Fund II, Inc.


Schedule of Investments as of January 31, 2007 (concluded)                                                         (in Thousands)

         Face
       Amount   Municipal Bonds                                                                                          Value
Michigan (concluded)

    $     880   Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2014 (d)(f)         $       944

        2,000   Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5.25% due 5/01/2023 (d)               2,151

        1,000   Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2026 (d)                  1,049

          370   Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2029 (d)                    388

          385   Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley Medical Center),
                Series A, 5.375% due 7/01/2020 (h)                                                                            393

          775   Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley Medical Center),
                Series A, 6% due 7/01/2020 (h)                                                                                844

        1,800   Fowlerville, Michigan, Community Schools, School District, GO, 5% due 5/01/2030 (c)                         1,885

        3,650   Gibraltar, Michigan, School District, School Building and Site, GO, 5% due 5/01/2028 (c)                    3,826

        1,000   Grand Blanc, Michigan, Community Schools, GO, 5.625% due 5/01/2017 (c)                                      1,075

        1,000   Grand Blanc, Michigan, Community Schools, GO, 5.625% due 5/01/2018 (c)                                      1,074

        1,100   Grand Blanc, Michigan, Community Schools, GO, 5.625% due 5/01/2019 (c)                                      1,181

          665   Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50% due 10/01/2012 (a)(f)               722

          805   Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50% due 10/01/2018 (a)                  869

          190   Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50% due 10/01/2019 (a)                  205

        1,500   Grand Rapids, Michigan, Sanitation Sewer System Revenue Refunding and Improvement Bonds, Series A,
                5.50% due 1/01/2022 (c)                                                                                     1,720

          225   Harper Woods, Michigan, City School District, School Building and Site, GO, Refunding, 5%
                due 5/01/2034 (c)                                                                                             235

        4,500   Hartland, Michigan, Consolidated School District, GO, 6% due 5/01/2010 (c)(f)                               4,804

        1,275   Haslett, Michigan, Public School District, School Building and Site, GO, 5.625% due 11/01/2011 (e)(f)       1,376

        2,000   Howell, Michigan, Public Schools, GO, 5.875% due 5/01/2009 (e)(f)                                           2,092

        2,660   Hudsonville, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2029 (d)                   2,787

        3,975   Jackson, Michigan, Public Schools, GO, 5.375% due 5/01/2010 (c)(f)                                          4,168

        3,750   Kalamazoo, Michigan, Hospital Finance Authority, Hospital Facility Revenue Refunding Bonds
                (Bronson Methodist Hospital), 5.50% due 5/15/2008 (e)(f)                                                    3,871

        3,000   Kent, Michigan, Hospital Finance Authority Revenue Bonds (Spectrum Health), Series A, 5.50%
                due 7/15/2011 (e)(f)                                                                                        3,226

        1,440   Ludington, Michigan, Area School District, GO, 5.25% due 5/01/2023 (e)                                      1,541

        1,125   Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds (Hillsdale College
                Project), 5% due 3/01/2035                                                                                  1,156

        1,000   Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds (Hope
                College), Series A, 5.90% due 4/01/2032                                                                     1,058

          550   Michigan Higher Education Facilities Authority, Revenue Refunding Bonds (College for Creative
                Studies), 5.85% due 12/01/2022                                                                                585

        1,000   Michigan Higher Education Facilities Authority, Revenue Refunding Bonds (College for Creative
                Studies), 5.90% due 12/01/2027                                                                              1,060

        3,000   Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, AMT, Series XVII-B,
                5.40% due 6/01/2018 (a)                                                                                     3,070

        1,185   Michigan State Building Authority Revenue Bonds (Facilities Program), Series II, 4.67%
                due 10/15/2009 (a)(b)(j)                                                                                    1,070

        1,675   Michigan State Building Authority Revenue Bonds (Facilities Program), Series II, 4.77%
                due 10/15/2010 (a)(b)(j)                                                                                    1,454

        2,000   Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program), Series II, 5%
                due 10/15/2029 (e)                                                                                          2,093

        4,600   Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program), Series II, 5%
                due 10/15/2033 (a)                                                                                          4,849

        3,870   Michigan State, COP, 5.50% due 6/01/2010 (a)(f)                                                             4,071

        1,000   Michigan State, Comprehensive Transportation Revenue Refunding Bonds, 5% due 5/15/2026 (d)                  1,060

        1,500   Michigan State, Comprehensive Transportation Revenue Refunding Bonds, Series A, 5.50% due
                11/01/2018 (d)                                                                                              1,602

        1,000   Michigan State, HDA, Limited Obligation M/F Housing Revenue Bonds (Deaconess Towers Apartments),
                AMT, 5.25% due 2/20/2048 (l)                                                                                1,028

          285   Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series A, 5.30% due 10/01/2037 (e)                    290

        1,000   Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Mid-Michigan Obligation Group),
                Series A, 5.50% due 4/15/2018 (a)                                                                           1,064

        1,300   Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Crittenton Hospital),
                Series A, 5.625% due 3/01/2027                                                                              1,388

        1,250   Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Sparrow Obligation
                Group), 5.625% due 11/15/2031                                                                               1,327

        2,000   Michigan State Hospital Finance Authority, Revenue Bonds (Mercy Health Services), Series R, 5.375%
                due 8/15/2026 (a)(b)                                                                                        2,022

        5,670   Michigan State Hospital Finance Authority, Revenue Bonds (Mid-Michigan Obligor Group), Series A, 5%
                due 4/15/2036                                                                                               5,817

        4,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5% due 11/15/2036 (e)                   4,173

        8,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension Health Credit),
                Series A, 6.125% due 11/15/2009 (e)(f)                                                                      8,570

        3,760   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension Health Credit),
                Series A, 6.25% due 11/15/2009 (e)(f)                                                                       4,040

        1,345   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System),
                Series A, 5.25% due 11/15/2032                                                                              1,426

        4,065   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System),
                Series A, 5% due 11/15/2038                                                                                 4,185

        3,215   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy Health Services), Series X,
                6% due 8/15/2009 (e)(f)                                                                                     3,419

        1,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy-Mount Clemens), Series A,
                6% due 5/15/2014 (e)                                                                                        1,052

        2,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy-Mount Clemens), Series A,
                5.75% due 5/15/2029 (e)                                                                                     2,094

        5,500   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health), Series A, 6%
                due 12/01/2027 (a)                                                                                          5,926

        1,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health Credit),
                Series C, 5.375% due 12/01/2023                                                                             1,061

        3,450   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health Credit),
                Series C, 5.375% due 12/01/2030                                                                             3,648

        1,900   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health Credit Group),
                Series D, 5% due 8/15/2034                                                                                  1,972

        9,500   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company
                Pollution Control Project), AMT, Series A, 5.55% due 9/01/2029 (e)                                          9,975

        2,000   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company
                Pollution Control Project), Series AA, 6.95% due 5/01/2011 (c)                                              2,230

        3,200   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company
                Pollution Control Project), Series C, 5.45% due 9/01/2029                                                   3,348

        1,375   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Dow Chemical Company
                Project), AMT, 5.50% due 12/01/2028                                                                         1,466

        6,500   Monroe County, Michigan, Economic Development Corp., Limited Obligation Revenue Refunding Bonds
                (Detroit Edison Co. Project), Series AA, 6.95% due 9/01/2022 (c)                                            8,485

        1,200   New Lothrop, Michigan, Area Public Schools, School Building and Site, GO, 5% due 5/01/2035 (d)              1,262

          600   Oak Park, Michigan, Street Improvement, GO, 5% due 5/01/2030 (e)                                              635

        1,000   Plainwell, Michigan, Community Schools, School District, School Building and Site, GO, 5.50%
                due 11/01/2012 (d)(f)                                                                                       1,085

        1,000   Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds
                (Development Area Number 3), 5.375% due 6/01/2017 (h)                                                       1,057

        1,000   Reed, Michigan, City Public Schools, School Building and Site, GO, 5% due 5/01/2014 (d)(f)                  1,073

        1,900   Rochester, Michigan, Community School District, GO, Series II, 5.50% due 11/01/2011 (e)(f)                  2,040

        1,500   Romulus, Michigan, Community Schools, GO, 5.75% due 5/01/2009 (c)(f)                                        1,565

        1,050   Roseville, Michigan, School District, School Building and Site, GO, Refunding, 5% due 5/01/2031 (d)         1,110

        1,450   Saginaw Valley State University, Michigan, General Revenue Refunding Bonds, 5% due 7/01/2024 (c)            1,526

        1,000   Saginaw Valley State University, Michigan, General Revenue Refunding Bonds, 5% due 7/01/2034 (c)            1,045

        2,500   Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit Edison Company), RIB,
                Series 282, 8.87% due 8/01/2024 (a)(g)                                                                      2,776

        2,650   South Lyon, Michigan, Community Schools, GO, Series A, 5.75% due 5/01/2010 (e)(f)                           2,809

        1,950   Southfield, Michigan, Public Schools, School Building and Site, GO, Series A, 5.25% due 5/01/2027 (d)       2,084

        1,000   Southfield, Michigan, Public Schools, School Building and Site, GO, Series A, 5% due 5/01/2029 (d)          1,048

        1,000   Sparta, Michigan, Area Schools, School Building and Site, GO, 5% due 5/01/2014 (c)(f)                       1,073

        6,500   Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit Metropolitan Wayne County), AMT,
                Series A, 5.375% due 12/01/2015 (e)                                                                         6,711

        1,180   Wayne Charter County, Michigan, Detroit Metropolitan Airport, GO, Airport Hotel, Series A, 5%
                due 12/01/2030 (e)                                                                                          1,227

            3   Wayne County, Michigan, Airport Authority Revenue Bonds, DRIVERS, AMT, Series 1081-Z, 6.54% due
                6/01/2013 (e)(g)                                                                                                3

        5,200   Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan Wayne County Airport),
                AMT, 5% due 12/01/2034 (e)                                                                                  5,406

        5,300   Wyoming, Michigan, Sewage Disposal System Revenue Bonds, 5% due 6/01/2030 (e)                               5,580

        1,330   Zeeland, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2029 (e)                       1,393


Puerto Rico - 1.3%

        1,100   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds,
                Series K, 5% due 7/01/2015 (f)                                                                              1,141

        1,000   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2026                             1,071

                Total Municipal Bonds (Cost - $227,834) - 139.9%                                                          243,220




                Total Municipal Bonds Held in Trust (m)
Michigan - 25.7%

        2,700   Detroit, Michigan, Water Supply System, Senior Lien Revenue Bonds, Series A, 5.75% due
                7/01/2011 (c)(f)                                                                                            2,936

        5,350   Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program), Series I, 5.50%
                due 10/15/2009 (b)                                                                                          5,584

        7,000   Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program), Series I, 5.50%
                due 10/15/2010 (d)                                                                                          7,460

        5,715   Michigan State COP, Refunding (New Center Development Inc.), 5.75% due 9/01/2010 (b)(e)                     6,124

        5,045   Michigan State COP, Refunding (New Center Development Inc.), 5.75% due 9/01/2011 (b)(e)                     5,406

        8,000   Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit Edison Co. Project),
                Series AA, 6.40% due 8/01/2024 (a)                                                                          8,442

        4,475   Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan Wayne County Airport),
                AMT, 5.25% due 12/01/2025 (e)                                                                               4,761

        3,700   Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan Wayne County Airport),
                AMT, 5.25% due 12/01/2026 (e)                                                                               3,936


Puerto Rico - 2.8%

        4,540   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.75% due 7/01/2010 (d)(f)            4,867

                Total Municipal Bonds Held in Trust (Cost - $49,881) - 28.5%                                               49,516




       Shares
         Held   Short-Term Securities
        1,034   CMA Michigan Municipal Money Fund, 3.03% (i)(k)                                                             1,034

                Total Short-Term Securities (Cost - $1,034) - 0.6%                                                          1,034

                Total Investments (Cost - $278,749*) - 169.0%                                                             293,770
                Other Assets Less Liabilities - 1.7%                                                                        3,033
                Liability for Trust Certificates, Including Interest Expense Payable - (13.7%)                           (23,862)
                Preferred Stock, at Redemption Value - (57.0%)                                                           (99,043)
                                                                                                                      -----------
                Net Assets Applicable to Common Stock - 100.0%                                                        $   173,898
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $         255,276
                                                  =================
    Gross unrealized appreciation                 $          14,858
    Gross unrealized depreciation                              (38)
                                                  -----------------
    Net unrealized appreciation                   $          14,820
                                                  =================


(a) AMBAC Insured.

(b) Escrowed to maturity.

(c) FGIC Insured.

(d) FSA Insured.

(e) MBIA Insured.

(f) Prerefunded.

(g) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(h) ACA Insured.

(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Dividend
    Affiliate                                   Activity          Income

    CMA Michigan Municipal Money Fund           (3,680)            $23


(j) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(k) Represents the current yield as of January 31, 2007.

(l) GNMA Collateralized.

(m) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniYield Michigan Insured Fund II, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniYield Michigan Insured Fund II, Inc.


Date:  March 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniYield Michigan Insured Fund II, Inc.


Date:  March 26, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock MuniYield Michigan Insured Fund II, Inc.


Date:  March 26, 2007